Investment in securities - Sale Proceeds and Realized Gains and Losses of AFS Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	$ 225,305	$ 854,160	$ 213,047
Gross realized gains	2,037	2,804	4,246
Gross realized (losses)	(413)	(1,704)	(60)
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	35,001	812,720
Gross realized gains	115	1,599
Gross realized (losses)	0	(1,263)
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	64,787	24,975	202,700
Gross realized gains	49	0	1,684
Gross realized (losses)	(141)	(87)	0
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	124,545	15,260	7,785
Gross realized gains	901	0	0
Gross realized (losses)	(272)	(354)	(60)
Pass-through note
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	972	1,205	2,562
Gross realized gains	972	1,205	2,562
Gross realized (losses)	$ 0	$ 0	$ 0